Fair Value Measurements - Summary of Fair Value Measurement of Assets And Liabilities (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Oct. 31, 2024
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		$ 175,072	$ 168,926
FVTPL Securities		19,787	19,064
FVOCI Securities	[1]	106,420	93,702
Derivative Assets
Derivative Assets		44,197	47,253
Derivative Liabilities
Derivative Liabilities		51,452	58,303
Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		175,072	168,926
FVTPL Securities		19,787	19,064
FVOCI Securities		106,420	93,702
Loans		14,353	12,655
Other Assets	[2]	13,403	12,953
Fair value liabilities		138,840	110,002
Deposits	[3],[4]	54,776	54,108
Securities sold but not yet purchased	[4]	51,408	35,030
Other liabilities	[4],[5]	32,656	20,864
Derivative Assets
Derivative Assets		44,197	47,253
Derivative Liabilities
Derivative Liabilities		51,452	58,303
Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		12,924	10,036
FVTPL Securities		716	403
FVOCI Securities		42,912	34,177
Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,292	7,585
FVTPL Securities		1,479	1,578
FVOCI Securities		6,102	5,996
Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		29,262	24,248
FVTPL Securities		1,467	1,527
FVOCI Securities		18,955	16,965
Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		668	565
FVOCI Securities		5,120	5,068
Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,799	3,849
FVTPL Securities		0	25
FVOCI Securities		3,840	5,656
Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		51,547	40,995
FVTPL Securities		18	21
FVOCI Securities		24,895	21,293
Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		12,019	10,172
FVTPL Securities		8,750	8,780
FVOCI Securities		4,406	4,370
Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,093	5,493
Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		53,468	65,983
FVTPL Securities		7,357	6,730
FVOCI Securities		190	177
Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		70	163
Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		14,283	12,492
Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		8,406	9,887
Derivative Liabilities
Derivative Liabilities		10,109	10,843
Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		23,600	21,272
Derivative Liabilities
Derivative Liabilities		20,318	19,955
Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,667	1,827
Derivative Liabilities
Derivative Liabilities		1,406	1,821
Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		10,524	14,257
Derivative Liabilities
Derivative Liabilities		19,619	25,673
Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets			10
Derivative Liabilities
Derivative Liabilities			11
Level 1 [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		55,814	69,611
FVTPL Securities		1,161	1,087
FVOCI Securities		1,373	3,237
Other Assets	[2]	11,970	11,236
Fair value liabilities		13,432	12,385
Securities sold but not yet purchased	[4]	11,440	10,631
Other liabilities	[4],[5]	1,992	1,754
Derivative Assets
Derivative Assets		1,121	748
Derivative Liabilities
Derivative Liabilities		339	203
Level 1 [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		748	1,272
FVTPL Securities		152	166
FVOCI Securities		1,373	3,212
Level 1 [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		2,337	2,688
FVTPL Securities		0
FVOCI Securities		0	25
Level 1 [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		71	92
FVTPL Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
Level 1 [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		52,658	65,559
FVTPL Securities		1,009	921
FVOCI Securities		0
Level 1 [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		0
Level 1 [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		0
Level 1 [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		16	36
Derivative Liabilities
Derivative Liabilities		42	32
Level 1 [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		25	4
Derivative Liabilities
Derivative Liabilities		0
Level 1 [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		332	169
Derivative Liabilities
Derivative Liabilities		61	96
Level 1 [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		748	539
Derivative Liabilities
Derivative Liabilities		236	75
Level 1 [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		0
Derivative Liabilities
Derivative Liabilities		0
Level 2 [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		119,258	99,311
FVTPL Securities		13,157	13,043
FVOCI Securities		104,857	90,288
Loans		14,034	12,353
Other Assets	[2]	0
Fair value liabilities		125,408	97,617
Deposits	[3],[4]	54,776	54,108
Securities sold but not yet purchased	[4]	39,968	24,399
Other liabilities	[4],[5]	30,664	19,110
Derivative Assets
Derivative Assets		43,042	46,493
Derivative Liabilities
Derivative Liabilities		51,113	58,093
Level 2 [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		12,176	8,764
FVTPL Securities		564	237
FVOCI Securities		41,539	30,965
Level 2 [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		7,292	7,585
FVTPL Securities		1,479	1,578
FVOCI Securities		6,102	5,996
Level 2 [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		26,925	21,560
FVTPL Securities		1,467	1,527
FVOCI Securities		18,955	16,940
Level 2 [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		668	565
FVOCI Securities		5,120	5,068
Level 2 [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		3,728	3,757
FVTPL Securities		0	25
FVOCI Securities		3,840	5,656
Level 2 [member] | Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		51,547	40,995
FVTPL Securities		18	21
FVOCI Securities		24,895	21,293
Level 2 [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		12,019	10,172
FVTPL Securities		8,750	8,745
FVOCI Securities		4,406	4,370
Level 2 [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		4,093	5,493
Level 2 [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		810	420
FVTPL Securities		879	910
FVOCI Securities		0
Level 2 [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		70	163
Level 2 [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		13,964	12,190
Level 2 [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		8,390	9,851
Derivative Liabilities
Derivative Liabilities		10,067	10,811
Level 2 [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		23,559	21,258
Derivative Liabilities
Derivative Liabilities		20,318	19,955
Level 2 [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		1,333	1,656
Derivative Liabilities
Derivative Liabilities		1,345	1,721
Level 2 [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		9,760	13,718
Derivative Liabilities
Derivative Liabilities		19,383	25,596
Level 2 [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		0	10
Derivative Liabilities
Derivative Liabilities		0	10
Level 3 [member] | Measured at fair value [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities			4
FVTPL Securities		5,469	4,934
FVOCI Securities		190	177
Loans		319	302
Other Assets	[2]	1,433	1,717
Securities sold but not yet purchased	[4]	0
Other liabilities	[4],[5]	0
Derivative Assets
Derivative Assets		34	12
Derivative Liabilities
Derivative Liabilities			7
Level 3 [member] | Measured at fair value [member] | Canadian federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | Canadian provincial and municipal governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | U.S. federal government [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | US States, municipalities and agencies [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | Other governments [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | NHA MBS, and U.S. agency MBS and CMO
Disclosure Of Fair Value Of Financial Instruments [line items]
FVTPL Securities		0
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | Corporate debt [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
FVTPL Securities		0	35
FVOCI Securities		0
Level 3 [member] | Measured at fair value [member] | Trading loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0
Level 3 [member] | Measured at fair value [member] | Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Trading Securities		0	4
FVTPL Securities		5,469	4,899
FVOCI Securities		190	177
Level 3 [member] | Measured at fair value [member] | Residential mortgages [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		0
Level 3 [member] | Measured at fair value [member] | Business and government loans [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Loans		319	302
Level 3 [member] | Measured at fair value [member] | Interest rate contracts [member]
Derivative Assets
Derivative Assets		0
Derivative Liabilities
Derivative Liabilities		0
Level 3 [member] | Measured at fair value [member] | Foreign exchange contracts [member]
Derivative Assets
Derivative Assets		16	10
Derivative Liabilities
Derivative Liabilities		0
Level 3 [member] | Measured at fair value [member] | Commodity contracts [member]
Derivative Assets
Derivative Assets		2	2
Derivative Liabilities
Derivative Liabilities		0	4
Level 3 [member] | Measured at fair value [member] | Equity contracts [member]
Derivative Assets
Derivative Assets		16
Derivative Liabilities
Derivative Liabilities		0	2
Level 3 [member] | Measured at fair value [member] | Credit default swaps [member]
Derivative Assets
Derivative Assets		0
Derivative Liabilities
Derivative Liabilities		$ 0	$ 1

[1]	As these securities are presented at fair value on the Balance Sheet, ACL of $6 million ($4 million as at October 31, 2024) is included in Accumulated Other Comprehensive Income.
[2]	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
[3]	Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
[4]	Interest expense for liabilities carried at fair value is $832 million and $2,612 million for the three and nine months ended July 31, 2025, respectively ($726 million and $2,061 million for the three and nine months ended July 31, 2024). Interest expense for liabilities carried at amortized cost is $9,414 million and $29,416 million for the three and nine months ended July 31, 2025, respectively ($11,583 million and $33,030 million for the three and nine months ended July 31, 2024).
[5]	Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, as well as certain securitization and structured entities’ liabilities measured at FVTPL.